650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

February 26, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington D.C. 20549

Attn: Filing Desk

Re:	Infinera Corporation
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Infinera Corporation, a Delaware corporation (“Infinera”), electronically transmitted herewith is a Registration Statement on Form S-1 (the “Form S-1”), together with certain exhibits thereto, filed pursuant to the Securities Act of 1933, as amended (the “Act”). The Form S-1 registers shares of Infinera’s common stock to be offered in an initial public offering. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Infinera for five years. Please be advised that the $4,605 registration fee for the Form S-1 was previously transferred to the Securities and Exchange Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.

Pursuant to Rule 461(a) of the Act, Infinera hereby notifies you that it intends to request acceleration of effectiveness of the Form S-1 orally. Infinera and the representatives of the underwriters are aware of their obligations under the Act.

If you have any questions regarding the above or the Form S-1, please do not hesitate to call the undersigned, Richard A. Kline, or Matthew W. Sonsini of our office at (650) 493-9300. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Richard A. Kline

Richard A. Kline, Esq.

cc:	Michael O. McCarthy III, Esq.

Infinera Corporation

Matthew W. Sonsini, Esq.

Wilson Sonsini Goodrich & Rosati

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